SHARE CAPITAL AND OTHER EQUITY INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SCHEDULE OF STOCK OPTION

A summary of the stock option activity under the Company’s incentive plan for the nine months ended September 30, 2024 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	2,022	$857.55	$1,158.30	3.4	$—
Granted	—	$—	$—		—
Forfeited	(484)	$590.25	$810.30		—
Outstanding at September 30, 2024	1,538	$941.55	$1,267.65	2.6	$—

Exercisable at September 30, 2024	1,477	$979.50	$1,319.70	2.2	$—

A summary of the stock option activity under the Company’s incentive plan for the years ended December 31, 2023 and 2022 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	1,589	$1,185	$1,552.50	5.3	$34,333
Granted	1,700	$46.05	$38.70		$—
Forfeited	(67)	$2,625	$2,107.50		$—
Outstanding at December 31, 2022	3,222	$555.75	$672.30	4.1	$—
Granted	—	$—	$—		—
Forfeited	(1,200)	$46.05	$38.70		—
Outstanding at December 31, 2023	2,022	$857.55	$1,158.30	3.4	$—

Exercisable at December 31, 2023	1,712	$966.75	$1,330.80	2.9	$—

SCHEDULE OF STOCK OPTION ASSUMPTION

Options granted during the years ended December 31, 2022 were valued using the Black Scholes model with the following assumptions:

December 31, 2022
Term (years)	5.5
Stock price	$46.05
Exercise price	$46.05
Dividend yield	—
Expected volatility	112.0%
Risk free interest rate	3.9%

SCHEDULE OF RESTRICTED STOCK UNITS AND AWARDS ACTIVITY

The Company’s activity in restricted stock units was as follows for the nine months ended September 30, 2024:

	Number of shares	Weighted average fair value
Non-vested at December 31, 2023	9,366	$434.55
Granted	16,767	$12.75
Forfeited	(650)	$43.05
Vested	(2,042)	$333.30
Non-vested at September 30, 2024	23,441	$152.55

The Company’s activity in restricted stock units was as follows for the year ended December 31, 2023:

	Number of shares	Weighted average fair value
Non-vested at January 1, 2022	4,135	$1,890
Granted	2,497	$502.50
Forfeited	(1,785)	$1,194.60
Vested	(576)	$1,958.25
Non-vested at December 31, 2022	4,271	$1,388.55
Granted	12,167	$40.95
Forfeited	(2,896)	$385.80
Vested	(4,176)	$297.00
Non-vested at December 31, 2023	9,366	$434.55

SCHEDULE OF STOCK-BASED COMPENSATION FOR RESTRICTED STOCK UNITS

The following table summarizes the Company’s recognition of stock-based compensation for restricted stock units for the following periods:

	Three Months Ended September		Nine Months Ended September
Stock-based compensation expense for RSUs:	2024	2023	2024	2023
General and administrative	$162,042	$101,607	$476,513	$946,851
Research and development	207,158	226,646	620,057	691,514
Total	$369,200	$328,253	$1,096,570	$1,638,365

The following table summarizes the Company’s recognition of stock-based compensation for restricted stock units for the following periods:

	Year ended December 31,
	2023	2022
Stock-based compensation expense for RSUs:
General and administrative	$1,085,791	$1,389,359
Research and development	908,294	1,026,907
Total	$1,994,085	$2,416,266

SCHEDULE OF WARRANTS OUTSTANDING

The following table summarizes information about shares issuable under warrants outstanding at September 30, 2024:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at December 31, 2023	186,614	$176.85	4.6	$—
Expired	(39)	2,400.00	—	$—
Exercised	(130,267)	20.55	—	$—
Outstanding at September 30, 2024	56,308	$536.70	3.0	$—

Exercisable at September 30, 2024	56,308	$536.70	3.0	$—

The following table summarizes information about shares issuable under warrants outstanding at December 31, 2023 and 2022:

	Warrant shares outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2022	13,031	$1,965	3.4	$801,024
Issued	81,834	$154.65		$—
Exercised	(51,167)	$—		$—
Exchanged for common stock	—	$—		$—
Outstanding at December 31, 2022	43,698	$875.40	3.6	$5,514
Issued	154,088	$20.55		$—
Exercised	(8,134)	$20.55		$—
Forfeited	(3,038)	$1,672.50		$—
Outstanding at December 31, 2023	186,614	$176.85	4.6	$—

Exercisable at December 31, 2023	186,614	$176.85	4.6	$—

SCHEDULE OF INVESTMENT OPTIONS

The following table summarizes information about investment options outstanding at September 30, 2024:

	Investment options outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at December 31, 2023	4,667	$150.00	4.1	$—
Outstanding at September 30, 2024	4,667	$150.00	2.9	$—

Exercisable at September 30, 2024	4,667	$150.00	2.9	$—

The following table summarizes information about investment options outstanding at December 31, 2023 and 2022:

	Investment options outstanding	Weighted average exercise price	Weighted average remaining life	Intrinsic value
Outstanding at January 1, 2022	—	$—	—	$—
Issued	71,334	$118.95	—	—
Outstanding at December 31, 2022	71,334	$118.95	5.1	$—
Exercised	(66,667)	$20.55	—	—
Outstanding at December 31, 2023	4,667	$150.00	4.1	$—

Exercisable at December 31, 2023	4,667	$150.00	4.1	$—

SCHEDULE OF BLACK SCHOLES VALUATION MODEL FOR VALUATION OF WARRANTS

The Company established the initial fair value of its equity classified Inducement Warrants at the date of issuance on December 28, 2023. The Company used a Black Scholes valuation model in order to determine their value. The key inputs into the Black Scholes valuation model for the valuation of the warrants are below:

Roth and Inducement Warrants
December 28, 2023
Term (years)	5.0
Stock price	$23.40
Exercise price	$20.55
Dividend yield	—%
Expected volatility	92.0%
Risk free interest rate	3.80%

Number of warrants	154,088
Value (per share)	$17.40